Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	$ 281.9	$ 25.2
Equity Securities, FV-NI, Realized Gain	97.9	290.7
Debt and Equity Securities, Realized Gains	379.8	315.9
Gross realized gains on securities sales			$ 175.9
Debt Securities, Available-for-sale, Realized Loss	(34.0)	(119.6)
Equity Securities, FV-NI, Realized Loss	(11.2)	(25.6)
Debt and Equity Securities, Realized Losses	(45.2)	(145.2)
Available-for-sale Securities, Gross Realized Losses			(64.7)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	247.9	(94.4)
Equity Securities, FV-NI, Realized Gain (Loss)	86.7	265.1
Net realized gains (losses) on security sales	334.6	170.7
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			115.7
Realized Gain on Litigation Settlements	0.0	0.0	1.2
Available-for-sale Securities, Gross Realized Gain (Loss) and Litigation, Excluding Other than Temporary Impairments			112.4
Unrealized Gain (Loss) on Hybrid Instrument, Net	18.0	(10.4)	(1.6)
Equity Securities, FV-NI, Unrealized Gain (Loss)	739.9	(497.5)
Net holding period gains (losses) on securities	757.9	(507.9)
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0	0.0	11.6
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	(63.3)	(68.3)	(61.2)
Total net realized gains (losses) on securities	1,029.2	(405.5)
Total net realized gains (losses) on securities			49.6
U.S. government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	164.4	6.7
Debt Securities, Available-for-sale, Realized Loss	(20.4)	(98.7)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	144.0	(92.0)
State and local government obligations
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	6.1	9.5
Debt Securities, Available-for-sale, Realized Loss	(0.7)	(2.9)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	5.4	6.6
Corporate debt securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	100.1	2.4
Debt Securities, Available-for-sale, Realized Loss	(7.9)	(10.4)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	92.2	(8.0)
Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	0.2	0.0
Debt Securities, Available-for-sale, Realized Loss	(2.3)	(0.1)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	(2.1)	(0.1)
Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	8.1	2.0
Debt Securities, Available-for-sale, Realized Loss	(2.2)	(6.3)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	5.9	(4.3)
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0	0.0
Other asset-backed securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	0.8	0.1
Debt Securities, Available-for-sale, Realized Loss	(0.1)	(1.1)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	0.7	(1.0)
Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Gain	2.2	4.5
Debt Securities, Available-for-sale, Realized Loss	(0.4)	(0.1)
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	1.8	4.4
Short-term investments
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-sale, Realized Loss	0.0	0.0
Debt Securities, Available-for-sale, Realized Gain (Loss), Excluding Other-than-temporary Impairment	0.0	0.0
Nonredeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Equity Securities, FV-NI, Realized Gain	36.2	4.1
Equity Securities, FV-NI, Realized Loss	(3.2)	(3.9)
Equity Securities, FV-NI, Realized Gain (Loss)	33.0	0.2
Common equities
Gain (Loss) on Securities [Line Items]
Equity Securities, FV-NI, Realized Gain	61.7	286.6
Equity Securities, FV-NI, Realized Loss	(8.0)	(21.7)
Equity Securities, FV-NI, Realized Gain (Loss)	53.7	264.9
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0	0.0	11.2
Fixed Maturities and Short Term [Member]
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			74.5
Available-for-sale Securities, Gross Realized Losses			(46.6)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			27.9
Fixed Maturities and Short Term [Member] | U.S. government obligations
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			6.2
Available-for-sale Securities, Gross Realized Losses			(28.7)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			(22.5)
Fixed Maturities and Short Term [Member] | State and local government obligations
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			10.5
Available-for-sale Securities, Gross Realized Losses			(0.1)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			10.4
Fixed Maturities and Short Term [Member] | Corporate debt securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			20.3
Available-for-sale Securities, Gross Realized Losses			(5.1)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			15.2
Fixed Maturities and Short Term [Member] | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			23.8
Available-for-sale Securities, Gross Realized Losses			(0.4)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			23.4
Fixed Maturities and Short Term [Member] | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			4.9
Available-for-sale Securities, Gross Realized Losses			(5.3)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			(0.4)
Fixed Maturities and Short Term [Member] | Other asset-backed securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			0.3
Available-for-sale Securities, Gross Realized Losses			(0.4)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			(0.1)
Fixed Maturities and Short Term [Member] | Redeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			8.5
Available-for-sale Securities, Gross Realized Losses			(6.4)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			2.1
Fixed Maturities and Short Term [Member] | Short-term investments
Gain (Loss) on Securities [Line Items]
Available-for-sale Securities, Gross Realized Losses			(0.2)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			(0.2)
Fixed maturities
Gain (Loss) on Securities [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities	0.0	0.0	0.4
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales, Debt and Equity Securities			0.4
Equity securities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			101.4
Available-for-sale Securities, Gross Realized Losses			(18.1)
Equity Securities, FV-NI, Realized Gain (Loss)	86.7	265.1
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			83.3
Equity Securities, FV-NI, Unrealized Gain (Loss)	739.9	(497.5)
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			58.4
Available-for-sale Securities, Gross Realized Losses			(5.9)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			52.5
Equity securities | Common equities
Gain (Loss) on Securities [Line Items]
Gross realized gains on securities sales			43.0
Available-for-sale Securities, Gross Realized Losses			(12.2)
Available-for-sale Securities, Gross Realized Gain (Loss), Excluding Other than Temporary Impairments			30.8
Other Assets [Member]
Gain (Loss) on Securities [Line Items]
Other than Temporary Impairment Losses, Portion Recognized in Earnings, Net of Sales	$ (63.3)	$ (68.3)	$ (49.6)